Disclosure of detailed information about effective income tax expense recovery (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 1	$ (1,240)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 2	$ 1,865
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 3	26.00%
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 4	26.00%
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 5	$ (323)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 6	(485)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 7	(29)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 8	(145)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 9	0
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 10	(77)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 11	4,312
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 12	(138)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 13	(425)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 14	0
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 15	(33)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 16	513
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 17	(3,502)
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 18	332
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 19	0
Deferred Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense Recovery 20	$ 0